Initial Public Offering (Details) - $ / shares		9 Months Ended	12 Months Ended
	Dec. 22, 2021	Sep. 30, 2024	Dec. 31, 2023
Initial Public Offering [Line Items]
Number of securities called by each warrant (in Shares)	1
Warrant exercise price			$ 11.5
Total equity proceeds percentage		60.00%	60.00%
Market value price		$ 9.2	$ 9.2
Market value percentage		115.00%	115.00%
Redemption trigger price		$ 18	$ 18
Expire term		5 years	5 years
Redemption Price Per Warrant		$ 0.01	$ 0.01
Redemption period days		30 days	30 days
Redemption period		$ 18	$ 18
Common stock threshold trading days		20	20
Consecutive trading day threshold		30	30
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Units issued (in Shares)	1
Warrant [Member]
Initial Public Offering [Line Items]
Units issued (in Shares)	1
Warrant exercise price	$ 11.5
Public Warrants [Member]
Initial Public Offering [Line Items]
Number of securities called by each warrant (in Shares)		1	1
Warrant exercise price		$ 11.5	$ 11.5
Maximum [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Market value percentage		180.00%	180.00%
Common Stock [Member]
Initial Public Offering [Line Items]
Units issued (in Shares)	1
Price per share	$ 10	$ 10	$ 10
Common Stock [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Units issued (in Shares)	1
IPO [Member]
Initial Public Offering [Line Items]
Units issued (in Shares)	18,975,000
Price per share	$ 10.1
Warrant exercise price	11.5
IPO [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Warrant exercise price	11.5
IPO [Member] | Common Stock [Member]
Initial Public Offering [Line Items]
Warrant exercise price	$ 11.5
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Units issued (in Shares)	2,475,000
Price per share	$ 10
Rights [Member]
Initial Public Offering [Line Items]
Units issued (in Shares)	1
Public Warrants [Member] | Business Combination [Member]
Initial Public Offering [Line Items]
Price per share		$ 9.2	$ 9.2